Equity Based Awards - Summary of Additional Information Regarding Exercise of Stock Options (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Line Items]
Cash received from options exercised	$ 1,967	$ 1,131
2013 Stock Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Line Items]
Weighted-average grant date fair value of options granted	$ 0	$ 1.28
Intrinsic value of options exercised	$ 17,614	$ 4,455
Cash received from options exercised	$ 1,967	$ 1,131